Investor A C and Institutional [Member] Average Annual Total Returns - Investor A, C and Institutional	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.41%	14.28%	12.87%
Russell 1000® Growth Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Investor A Shares
Prospectus [Line Items]
Average Annual Return, Percent	23.68%	14.78%	14.45%
Investor A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.38%	13.49%	13.29%
Investor A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.87%	11.61%	11.80%
Investor C Shares
Prospectus [Line Items]
Average Annual Return, Percent	28.49%	15.14%	14.38%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent	31.10%	16.34%	15.38%